RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net financial instrument asset position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	$ (482)	$ (413)
Gains (losses) on change in fair value of derivatives	(32)	127	$ (36)
Acquisitions, settlements and other	(149)	(25)
Investments in equity securities	195	175
Balance, end of year	(643)	(482)	$ (413)
Tax equity	(455)	(402)
Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Gains (losses) on change in fair value of derivatives	(21)	(12)
Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized (loss) gain through OCI	3	(1)
Investments in debt securities	195	175
Investments in debt and equity securities | Debt securities
Disclosure of derivative assets liabilities net position [Line Items]
Investments in debt securities	0	155
Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized (loss) gain through OCI	(148)	(4)
Gains (losses) on change in fair value of derivatives	(124)	(28)
Investments in debt securities	55	135
Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized (loss) gain through OCI	96	(57)
Gains (losses) on change in fair value of derivatives	72	(28)
Investments in debt securities	40	0
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Unrealized (loss) gain through OCI	8	(40)
Gains (losses) on change in fair value of derivatives	102	126
Investments in debt securities	32	4
Derivative assets not designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	82
Balance, end of year	62	82
Derivative assets not designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	78
Balance, end of year	42	78
Derivative assets not designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	0
Balance, end of year	18	0
Derivative assets not designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	4
Balance, end of year	2	4
Derivative assets designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	57
Balance, end of year	65	57
Derivative assets designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	57
Balance, end of year	13	57
Derivative assets designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	0
Balance, end of year	22	0
Derivative assets designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	0
Balance, end of year	30	0
Derivative liabilities not designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(238)
Balance, end of year	(249)	(238)
Derivative liabilities not designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(32)
Balance, end of year	(130)	(32)
Derivative liabilities not designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(183)
Balance, end of year	(111)	(183)
Derivative liabilities not designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(23)
Balance, end of year	(8)	(23)
Derivative liabilities designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(311)
Balance, end of year	(261)	(311)
Derivative liabilities designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(1)
Balance, end of year	(96)	(1)
Derivative liabilities designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(239)
Balance, end of year	(117)	(239)
Derivative liabilities designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(71)
Balance, end of year	$ (48)	$ (71)